Share Exchange Agreement (Details Textual) - shares		9 Months Ended
	Jan. 06, 2017	Sep. 30, 2017
Business Acquisition, Name of Acquired Entity		InterLok Key Management, Inc.
Business Acquisition, Pro Forma Information, Description	The Share Exchange was treated as a reverse merger with InterLok Key Management, Inc. deemed, for accounting recognition purposes, the accounting acquirer and Butte Highlands Mining Company deemed the accounting acquiree under the acquisition method of accounting. The reverse merger is deemed a recapitalization and the unaudited pro forma consolidated financial statements of operations represent the substantive continuation of the operations and thus the financial statements of InterLok Key Management, Inc., while the capital structure (with respect to authorized, issued and outstanding shares of preferred and common stock) of Butte Highlands Mining Company--now using the name IronClad--remains intact.
Common Class A [Member] | InterLok Key Management Inc [Member]
Number of Restricted Shares Agreed to Issue	56,655,891
Percentage of Outstanding Share Agree to Be Exchanged	100.00%
Stock Issued During Period, Shares, Restricted Stock Award, Gross	56,655,891